Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Reconciliation of operating profit (loss) from segments to consolidated [Table] [Table Text Block]
	2014	2013	2012
Segment operating loss	(1,736)	(2,755)	(2,030)
Financial income (expense), net	1,771	(901)	(4,594)
Foreign Currency exchange (losses) gains, net	(431)	(1,230)	(733)
Other income (expense), net	-	-	-
Income tax (expense) credit	(116)	(135)	(118)
Consolidated net loss	(512)	(5,021)	(7,475)

ScheduleOfSegment Reporting Information By Segment Bis [Table Text Block]
	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2014
Sales of goods	5,270	11,625	-	-	16,895
Sales of RPPs & leases	2,170	1,787	-	-	3,957
Sales of spare parts and services	760	4,640	-	-	5,400
Total sales	8,200	18,052	-	-	26,252
External other revenues	518	15	-	-	533
Total revenues	8,718	18,067	-	-	26,785
Total COS	(3,683)	(11,901)	-	-	(15,584)
Gross margin	5,035	6,166	-	-	11,201
R&D	(1,062)	(646)	-	(1,224)	(2,932)
Selling and marketing expenses	(2,151)	(4,527)	-	-	(6,678)
G&A	(660)	(1,153)	(1,514)	-	(3,328)
Total expenses	(3,874)	(6,326)	(1,514)	(1,224)	(12,937)
Operating income (loss)	1,162	(160)	(1,514)	(1,224)	(1,736)
Total Assets	7,468	20,778	3,715	193	32,154
Capital expenditures	464	569	-	-	1,033
Long-lived assets	1,410	3,300	192	-	4,902
Goodwill	645	1,767	-	-	2,412

ScheduleOfSegment Reporting Information By Segment Ter [Table Text Block]
	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2013
Sales of goods	1,747	13,020	-	-	14,767
Sales of RPPs & leases	2,335	1,588	-	-	3,922
Sales of spare parts and services	1,031	4,344	-	-	5,375
Total sales	5,113	18,952	-	-	24,065
External other revenues	15		-	-	15
Total revenues	5,128	18,952	-	-	24,080
Total COS	(2,490)	(12,271)	-	-	(14,761)
Gross margin	2,638	6,681	-	-	9,319
R&D	(1,097)	(525)	-	(973)	(2,595)
Selling and marketing expenses	(1,587)	(4,692)	-	-	(6,279)
G&A	(657)	(963)	(1,415)	(165)	(3,200)
Total expenses	(3,342)	(6,179)	(1,415)	(1,138)	(12,074)
Operating income (loss)	(704)	502	(1,415)	(1,138)	(2,755)
Total Assets	6,769	18,303	1,692	110	26,874
Capital expenditures	38	720	-	-	758
Long-lived assets	1,251	2,981	202	-	4,434
Goodwill	645	1,767	-	-	2,412

Schedule Of Segment Reporting Information By Segment Quarter [Table Text Block]
	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2012
Sales of goods	1,884	15,126	-	-	17,009
Sales of RPPs & leases	2,695	1,293	-	-	3,988
Sales of spare parts and services	1,006	4,015	-	-	5,021
Total sales	5,585	20,433	-	-	26,018
External other revenues	47	-	-	-	47
Total revenues	5,632	20,433	-	-	26,065
Total COS	(2,909)	(12,723)	-	-	(15,632)
Gross margin	2,723	7,710	-	-	10,433
R&D	(920)	(746)	-	(992)	(2,659)
Selling and marketing expenses	(1,825)	(4,794)	-	-	(6,620)
G&A	(723)	(1,014)	(1,352)	(97)	(3,185)
Total expenses	(3,468)	(6,554)	(1,352)	(1,089)	(12,463)
Operating income (loss)	(746)	1,156	(1,352)	(1,089)	(2,030)
Total Assets	7,316	20,894	2,071	162	30,444
Capital expenditures	22	539	39	-	600
Long-lived assets	1,504	3,129	217	64	4,913
Goodwill	645	1,767	-	-	2,412